                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811 -02978

Morgan Stanley American Opportunities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                   10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY AMERICAN OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS      MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

       NUMBER OF
        SHARES                                                                                              VALUE
------------------------                                                                          ---------------------------

                              COMMON STOCKS (92.7%)
                              Advertising/Marketing Services (2.0%)
                834,756       Getty Images, Inc.*                                                 $               62,506,529
                                                                                                  ---------------------------

                              Biotechnology (3.7%)
                371,700       Genentech, Inc.*                                                                    31,412,367
                292,500       Genzyme Corp.*                                                                      19,661,850
              1,010,724       Gilead Sciences, Inc.*                                                              62,887,247
                                                                                                  ---------------------------
                                                                                                                 113,961,464
                                                                                                  ---------------------------
                              Broadcasting (1.8%)
              2,841,600       Grupo Televisa S.A. - CPO (ADR) (Mexico)*                                           56,547,840
                                                                                                  ---------------------------

                              Casino/Gaming (1.2%)
                462,800       Station Casinos, Inc.                                                               36,732,436
                                                                                                  ---------------------------

                              Chemicals: Agricultural (3.7%)
              1,356,250       Monsanto Co.                                                                       114,942,188
                                                                                                  ---------------------------

                              Coal (3.1%)
              1,914,600       Peabody Energy Corp.                                                                96,514,986
                                                                                                  ---------------------------

                              Computer Communications (1.5%)
              2,189,100       Cisco Systems, Inc.*                                                                47,437,797
                                                                                                  ---------------------------

                              Computer Processing Hardware (6.6%)
              1,691,100       Apple Computer, Inc.*                                                              106,065,792
              3,241,450       Dell, Inc.*                                                                         96,465,552
                                                                                                  ---------------------------
                                                                                                                 202,531,344
                                                                                                  ---------------------------
                              Data Processing Services (2.3%)
                767,800       CheckFree Corp.*                                                                    38,773,900
                682,000       First Data Corp.                                                                    31,931,240
                                                                                                  ---------------------------
                                                                                                                  70,705,140
                                                                                                  ---------------------------
                              Financial Conglomerates (4.2%)
              2,000,100       American Express Co.                                                               105,105,255
                458,700       Brookfield Asset Mangemnet Inc. (Class A) (Canada)                                  25,256,022
                                                                                                  ---------------------------
                                                                                                                 130,361,277
                                                                                                  ---------------------------
                              Financial Publishing/Services (4.6%)
                952,800       McGraw-Hill Companies, Inc. (The)                                                   54,900,336
              1,229,700       Moody's Corp.                                                                       87,874,362
                                                                                                  ---------------------------
                                                                                                                 142,774,698
                                                                                                  ---------------------------
                              Hotels/Resorts/Cruiselines (2.9%)
              1,887,700       Carnival Corp. (Panama)                                                             89,420,349
                                                                                                  ---------------------------

                              Industrial Machinery (0.6%)
                188,600       Illinois Tool Works Inc.                                                            18,164,066
                                                                                                  ---------------------------

                              Information Technology Services (0.6%)
                326,100       Cognizant Technology Solutions Corp. (Class A)*                                     19,399,689
                                                                                                  ---------------------------

                              Insurance Brokers/Services (0.5%)
                360,100       ChoicePoint, Inc.*                                                                  16,114,475
                                                                                                  ---------------------------

                              Internet Software/Services (10.0%)
                479,650       Google, Inc. (Class A)*                                                            187,063,500
              3,802,900       Yahoo!, Inc.*                                                                      122,681,554
                                                                                                  ---------------------------
                                                                                                                 309,745,054
                                                                                                  ---------------------------
                              Investment Banks/Brokers (4.6%)
                 60,000       Chicago Mercantile Exchange Holdings, Inc                                           26,850,000
                425,775       Goldman Sachs Group, Inc. (The)                                                     66,829,644
              2,749,800       Schwab (Charles) Corp. (The)                                                        47,324,058
                                                                                                  ---------------------------
                                                                                                                 141,003,702
                                                                                                  ---------------------------
                              Managed Health Care (4.3%)
              2,351,100       UnitedHealth Group Inc.                                                            131,332,446
                                                                                                  ---------------------------

                              Medical Specialties (6.0%)
                895,400       Alcon, Inc. (Switzerland)*                                                          93,354,404
                494,000       Dade Behring Holdings, Inc.                                                         17,640,740
              1,100,500       Medtronic, Inc.                                                                     55,850,375
                414,700       St. Jude Medical, Inc.*                                                             17,002,700
                                                                                                  ---------------------------
                                                                                                                 183,848,219
                                                                                                  ---------------------------
                              Oil & Gas Production (8.1%)
                693,300       EnCana Corp. (Canada)                                                               32,397,909
                866,300       Southwestern Energy Co.*                                                            27,886,197
              3,017,500       Ultra Petroleum Corp. (Canada)*                                                    188,020,425
                                                                                                  ---------------------------
                                                                                                                 248,304,531
                                                                                                  ---------------------------
                              Other Consumer Services (7.3%)
              1,779,207       Apollo Group, Inc. (Class A)*                                                       93,426,160
              3,332,100       eBay, Inc.*                                                                        130,151,826
                                                                                                  ---------------------------
                                                                                                                 223,577,986
                                                                                                  ---------------------------
                              Packaged Software (1.2%)
              1,040,700       Adobe Systems, Inc.*                                                                36,341,244
                                                                                                  ---------------------------

                              Personnel Services (1.6%)
                967,600       Monster Worldwide, Inc.*                                                            48,244,536
                                                                                                  ---------------------------

                              Pharmaceuticals: Other (0.9%)
                249,054       Allergan, Inc.                                                                      27,022,322
                                                                                                  ---------------------------

                              Property - Casualty Insurers (1.1%)
                 11,511       Berkshire Hathaway, Inc. (Class B)*                                                 34,671,132
                                                                                                  ---------------------------

                              Recreational Products (3.2%)
              1,819,900       Electronic Arts, Inc.*                                                              99,584,928
                                                                                                  ---------------------------

                              Semiconductors (1.2%)
                662,800       Marvell Technology Group, Ltd. (Bermuda)*                                           35,857,480
                                                                                                  ---------------------------

                              Specialty Telecommunications (1.7%)
              1,818,674       Crown Castle International Corp.*                                                   51,559,408
                                                                                                  ---------------------------

                              Trucks/Construction/Farm Machinery (0.4%)
                188,900       Joy Global Inc.                                                                     11,290,553
                                                                                                  ---------------------------

                              Wireless Telecommunications (1.8%)
              1,614,000       America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                                55,295,640
                                                                                                  ---------------------------

                              TOTAL COMMON STOCKS
                                (Cost $2,242,949,223)                                                          2,855,793,459
                                                                                                  ---------------------------

       PRINCIPAL
       AMOUNT IN
       THOUSANDS
------------------------

                              SHORT-TERM INVESTMENT (1.6%)
                              REPURCHASE AGREEMENT
                $49,431       Joint repurchase agreement account 4.785% due 04/03/06 (dated
                              03/31/06; proceeds $49,450,711) (a)
                              (Cost $49,431,000)                                                                  49,431,000
                                                                                                    -------------------------

                              TOTAL INVESTMENTS
                                (Cost $2,292,380,223)(b)                                   94.3%               2,905,224,459
                              OTHER ASSETS IN EXCESS OF LIABILITIES                         5.7                  175,748,121
                                                                                    ------------    -------------------------
                              NET ASSETS                                                  100.0%              $3,080,972,580
                                                                                    ============    =========================

----------------------------------------------------------
          ADR       American Depositary Receipt.
           *        Non-income producing security.
          (a)       Collateralized by federal agency and U.S. Treasury
                    obligations.
          (b)       The aggregate cost for federal income tax purposes
                    approximates the aggregate cost for book purposes. The
                    aggregate gross unrealized appreciation is $660,750,081 and the aggregate gross unrealized depreciation is $47,905,845 resulting in net unrealized appreciation of $612,844,236.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                               EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley American
         Opportunities Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: May 18, 2006
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                         EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley American
         Opportunities Fund;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: May 18, 2006

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5